Acquisition of spectrum licenses (Details) $ in Millions			4 Months Ended
	May 29, 2024 CAD ($)	Jan. 17, 2024 CAD ($)	May 29, 2024 CAD ($)	Nov. 30, 2023 Hz license
Disclosure of detailed information about intangible assets [line items]
License frequency | Hz				3,800,000,000
Bell Mobility
Disclosure of detailed information about intangible assets [line items]
Number of licenses acquired | license				939
Purchase of intangible assets, classified as investing activities | $	$ 414	$ 104	$ 518